Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity	SHAREHOLDERS’ EQUITY
18.1     Outstanding shares
The authorized share capital of the Company is Euro 1,810 million, consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As of December 31, 2025, the number of shares of common stock issued was 911,281,920 shares (911,281,920 as of December 31, 2024 and December 31, 2023).
As of December 31, 2025, 2024 and 2023, the number of shares of common stock outstanding was 888,768,152, 898,175,408 and 902,771,081, respectively.
18.2     Preference shares
The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.
The Company is a party to an option agreement regarding the preference shares with Stichting Continuïteit ST (the “Stichting”), entered into on January 22, 2007, with a duration of ten years, an agreement which was extended for additional ten years in October 2016. The Supervisory and
Managing Boards, along with the board of the Stichting, have declared that they are jointly of the opinion that the Stichting is independent of the Company. The option agreement provides for the issuance of up to a maximum 540,000,000 preference shares. Any such shares would be issued to the Stichting upon its request and in its sole discretion and upon payment of at least 25% of the par value of the preference shares to be issued. The shares would be issuable in the event of actions which the board of the Stichting determines would be contrary to the Company’s interests, shareholders and other stakeholders and which, in the event of a creeping acquisition or offer for the Company’s common shares, are not supported by the Company’s Supervisory and Managing Boards. The preference shares may remain outstanding for no longer than two years. The effect of the preference shares may be to deter potential acquirers from effecting an unsolicited acquisition resulting in a change of control as well as to create a level-playing field in the event actions which are considered to be hostile by the Company’s Supervisory and Managing Boards, as described above, occur and which the board of the Stichting determines to be contrary to the Company’s interests, shareholders and other stakeholders.
There were no preference shares issued as of December 31, 2025 and December 31, 2024.
18.3     Treasury stock
As of December 31, 2025, the Company owned 22,513,768 shares classified as treasury stock in the consolidated statement of equity compared to 13,106,512 shares as of December 31, 2024 and 8,510,839 shares as of December 31, 2023.
The treasury shares have been originally designated for allocation under the Company’s share-based remuneration programs. During the years ended December 31, 2025, 2024 and 2023, 5,103,210, 5,542,756 and 6,502,300 of these treasury shares, respectively, were transferred to employees under the Company’s share-based remuneration programs.
On July 1, 2021, the Company announced the launch of a share buy-back program of up to $1,040 million to be executed within a three-year period. Under this share buy-back program, the Company purchased approximately 4.1 million shares of its outstanding common stock for a total of $175 million during the first half of 2024, from January until the program concluded in June. During 2023, the Company purchased approximately 7.6 million shares of its outstanding common stock for $346 million under this program.
On June 21, 2024, the Company announced the launch of a new share buy-back plan comprising of two programs of up to $1,100 million to be executed within a three years period. During 2025, the Company purchased approximately 14.5 million shares of its outstanding common stock under this program, for $367 million. During 2024, the Company purchased approximately 6 million shares of its outstanding common stock under this program, for $184 million.
18.4     Unvested share awards for the employees
On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the senior executives and selected employees (the “Employee Plan”). The awards are granted for services rendered under the Employee Plan. There are two types of unvested shares: (1) shares granted to employees, which are subject only to service conditions and vest over the requisite service period, and (2) shares granted to executives and other selected employees, for which vesting is subject to service and performance conditions.
For awards granted in 2023, 2024 and 2025, that are outstanding as of December 31, 2025, the performance conditions consist of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for two thirds of the total number of awards granted, and of one internal target (Company’s sustainability and diversity performance), weighting for one third of the total number of awards granted. Sustainability and diversity performance include environment/climate, diversity and inclusions indicators, ESG investor index and carbon rating.
The majority of stock awards granted to executives is subject to three-year cliff vesting, and a substantial portion of awards granted to employees of certain seniority is subject to the same vesting terms. All other awards, including those granted to other employees, vest over a graded three-year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant).
A summary of the unvested share activity by plan for the year ended December 31, 2025 is presented below:

Unvested Shares	Unvested as at December 31, 2024	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2025
2022 Employee Plan	2,279,312	—	(14,108)	(8,333)	(2,256,871)	—
2023 Employee Plan	3,736,503	—	(39,107)	—	(1,532,759)	2,164,637
2024 Employee Plan	7,597,494	—	(145,984)	(678,130)	(1,311,529)	5,461,851
2025 Employee Plan	—	7,880,820	(36,677)	—	(2,051)	7,842,092
Total	13,613,309	7,880,820	(235,876)	(686,463)	(5,103,210)	15,468,580
The grant date weighted average fair value of unvested shares granted to employees under the 2022 Employee Plan (6,531,345 shares) was $35.92. On March 22, 2023, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions and graded vesting (2,605,521 shares), all three performance conditions were fully met. For awards subject to performance conditions and three years cliff vesting (100,000 shares), the Compensation Committee approved the statement that 92% of the performance conditions were fully met. Consequently, the compensation expense recorded on the 2022 Employee Plan reflects the above statements.
The grant date weighted average fair value of unvested shares granted to employees under the 2023 Employee Plan (5,449,135 shares) was $50.96. On March 20, 2024, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions and graded vesting (2,009,952 shares), all three performance conditions were fully met. Consequently, the compensation expense recorded on the 2023 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions and graded vesting – 100% of the awards granted will ultimately vest, as far as the service condition is met.The final measurement of these conditions is expected to occur in 2026 for shares subject to three years cliff vesting. For awards subject to performance conditions and three years cliff vesting (532,000 shares), the Company estimated as of December 31, 2025 that 33% of the awards are expected to vest.
The grant date weighted average fair value of unvested shares granted to employees under the 2024 Employee Plan (7,627,070 shares) was $37.69. On March 26, 2025, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions and graded vesting (1,021,656 shares), one out of three performance conditions were fully met. For awards subject to performance conditions and three years cliff vesting (2,570,980 shares), the Company estimated as of December 31, 2025 that 33% of the awards are expected to vest. Consequently, the compensation expense recorded on the 2024 Employee Plan reflects the statement that – for the portion of shares subject to performance conditions (whether with graded vesting or three years cliff vesting) –33% of the awards granted will ultimately vest, as far as the service condition is met. The final measurement of these conditions is expected to occur in 2027 for shares subject to three years cliff vesting.
The grant date weighted average fair value of unvested shares granted to employees under the 2025 Employee Plan (7,880,820 shares) was $30.56. Moreover, for the portion of the shares subject to performance conditions with three years cliff vesting (3,097,825 shares), the Company estimated the number of awards expected to vest by assessing the probability of achieving the performance conditions. As of the date these consolidated financial statements were issued, the Compensation Committee of the Supervisory Board had not yet made a final determination regarding the achievement of the performance conditions. The Company estimated as of December 31, 2025 that 33% of the awards subject to performance conditions will vest. Therefore, the compensation expense recorded for the 2025 Employee Plan reflects the expected vesting of 33% of the awards granted, provided the service condition is met. The estimate of the expected number of awards to be vested upon achievement of the performance conditions is subject to change. The final measurement of these conditions is expected to occur in the first half of 2028.
The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2025, 2024 and 2023:

	December 31, 2025	December 31, 2024	December 31, 2023
Cost of sales	38	42	40
R&D	60	69	71
SG&A	95	111	125
Total pre-payroll tax and social contribution compensation	193	222	236

The grant date fair value of the shares that vested in 2025 was $212 million compared to $231 million in 2024 and $226 million in 2023.
Stock-based compensation, excluding payroll tax and social contribution, capitalized as part of inventory was 14 million as of December 31, 2025, compared to $14 million as of December 31, 2024 and $13 million as of December 31, 2023. As of December 31, 2025, there was $200 million of total unrecognized compensation cost related to the grant of unvested shares, which is expected to be recognized over a weighted average period of approximately 10 months.
The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $15 million, $16 million and $17 million for the years ended December 31, 2025, 2024 and 2023, respectively.
18.5     Accumulated other comprehensive income (loss) attributable to parent company stockholders
The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2025, 2024 and 2023:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2022	23	(16)	(78)	511	440
Cumulative tax impact	(3)	2	21	—	20
December 31, 2022, net of tax	20	(14)	(57)	511	460
OCI before reclassifications	38	6	(24)	133	153
Amounts reclassified from AOCI	(5)	—	7	—	2
OCI for the year ended December 31, 2023	33	6	(17)	133	155
Tax impact	(5)	(1)	4	—	(2)
OCI for the year ended December 31, 2023, net of tax	28	5	(13)	133	153
December 31, 2023	56	(10)	(95)	644	595
Cumulative tax impact	(8)	1	25	—	18
December 31, 2023, net of tax	48	(9)	(70)	644	613
OCI before reclassifications	(139)	1	(14)	(238)	(390)
Amounts reclassified from AOCI	(16)	—	8	—	(8)
OCI for the year ended December 31, 2024	(155)	1	(6)	(238)	(398)
Tax impact	22	—	(1)	—	21
OCI for the year ended December 31, 2024, net of tax	(133)	1	(7)	(238)	(377)
December 31, 2024	(99)	(9)	(101)	406	197
Cumulative tax impact	14	1	24	—	39
December 31, 2024, net of tax	(85)	(8)	(77)	406	236
OCI before reclassifications	233	15	25	515	788
Amounts reclassified from AOCI	(54)	—	8	—	(46)
OCI for the year ended December 31, 2025	179	15	33	515	742
Tax impact	(26)	(2)	(5)	—	(33)
OCI for the year ended December 31, 2025, net of tax	153	13	28	515	709
December 31, 2025	80	6	(68)	921	939
Cumulative tax impact	(12)	(1)	19	—	6
December 31, 2025, net of tax	68	5	(49)	921	945
Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2025, 2024, 2023 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2025	Amounts reclassified from AOCI in the year ended December 31, 2024	Amounts reclassified from AOCI in the year ended December 31, 2023	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	35	13	1	Cost of sales
Foreign exchange derivative contracts	4	1	1	Selling, general and administrative expenses
Foreign exchange derivative contracts	15	2	3	Research and development expenses
	(7)	(2)	—	Income tax benefit (expense)
	47	14	5	Net of tax
Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(8)	(8)	(6)	Other components of pension benefit costs
Amortization of prior service cost	—	—	(1)	Other components of pension benefit costs
	2	2	1	Income tax benefit (expense)
	(6)	(6)	(6)	Net of tax
Total reclassifications for the year	41	8	(1)
Attributable to noncontrolling interest	—	—	—
Attributable to the parent company stockholders	41	8	(1)

18.6     Dividends
The Company is governed under the laws of the Netherlands. The Company's Articles of Association provide that the net result for the year, after deduction of (i) any amount to set up and maintain reserves required by Dutch Law and Articles of Association, (ii) if any of the Company's preference shares are issued and outstanding, the dividend to be paid to the holders of preference shares and (iii) the aforementioned allocation to the reserve fund, is subject to the disposition by the General Meeting of Shareholders ("AGM").
The AGM held on May 28, 2025, authorized the distribution of a cash dividend of $0.36 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.09 in each of the second, third and fourth quarters of 2025 and first quarter of 2026. An amount of $81 million corresponding to the first installment, $80 million corresponding to the second installment and $71 million corresponding to the third installment were paid as of December 31, 2025. The amounts of $9 million corresponding to the remaining portion of the third installment and $80 million corresponding to the fourth installment were presented in the line “Dividends payable to stockholders” in the consolidated balance sheet as of December 31, 2025.
The AGM held on May 22, 2024 authorized the distribution of a cash dividend of $0.36 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.09 in each of the second, third and fourth quarters of 2024 and first quarter of 2025. The amounts of $81 million corresponding to the first installment, $81 million corresponding to the second installment and $72 million corresponding to the third installment were paid in 2024. An amount of $9 million corresponding to the remaining portion of the third installment and $80 million corresponding to the fourth installment were paid in 2025.
The AGM held on May 25, 2023 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2023 and first quarter of 2024. The amounts of $55 million corresponding to the first installment, $54 million corresponding to the second installment and $54 million corresponding to the third installment were paid in 2023. An amount of $54 million corresponding to the fourth installment was paid in 2024.